Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Taxes [Abstract]
Schedule of Components of the Income Tax Provision	The components of the income tax provision were as follows:
For the Six Months Ended June 30,
	2023	2022
Current tax provision
Cayman Islands	$-	$-
BVI	-	-
Hong Kong	-	-
PRC	2,880	3,698
United States	-	-
	$2,880	$3,698
Deferred tax provision
Cayman Islands	$-	$-
BVI	-	-
Hong Kong	-	-
PRC	-	-
United States	-	-
	-	-
Income tax provisions	$2,880	$3,698

Schedule of Deferred Tax Assets Net	The Company’s deferred tax assets, net were comprised of the following:
	June 30, 2023	December 31, 2022
Net operating loss	$2,748,487	$2,500,664
Total deferred tax assets	2,748,487	2,500,664
Valuation allowance	(2,748,487)	(2,500,664)
Deferred tax assets, net	$-	$-

Schedule of Income Before Provision for Income Taxes	Income before provision for income taxes is attributable to the following geographic locations for the six months ended June 30:
	For the Six Months Ended June 30,
	2023	2022
Cayman Islands	$193,068	$-
PRC	1,274,683	1,061,744
US	(1,180,111)	(837,253)
Total income before income taxes	$287,640	$224,491

Schedule of Income Tax Provision Computed Based on PRC Statutory Income Tax Rate
	For the Six Months Ended June 30,
	2023	2022
Income tax expense computed based on PRC statutory rate	$71,910	$56,123
Favorable tax rate and tax exemption impact in PRC entities (a)	(315,790)	(261,738)
Effect of rate differential for non-PRC entities	(1,063)	33,490
Change in valuation allowance	247,823	175,823
Actual income tax provision	$2,880	$3,698
(a)	During the six months ended June 30, 2023 and 2022, the Company’s subsidiary, Xinjiang United Family, and its three branch offices, were subject to a favorable tax rate of 2.5%. For the six months ended June 30, 2023, 13 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB33,000 to RMB180,000 per month. For the six months ended June 30, 2022, 13 of these UFG entities were subject to income tax assessed at 0.5% of TNI that ranged from RMB25,000 to RMB180,000 per month. The rest of the UFG entities were exempted from paying income tax. For the six months ended June 30, 2023 and 2022, the tax saving as the result of the favorable tax rates and tax exemption amounted to $315,790 and $261,738, respectively, and per share effect of the favorable tax rate and tax exemption was $0.03 and $0.03, respectively.

Schedule of Taxes Payable	Taxes payable consisted of the following:
	June 30, 2023	December 31, 2022
Income tax recoverable	$(11,112)	$(3,404)
Value added tax payable	5,406	93,924
Other taxes payable	26,044	40,207
Total taxes payable	$20,338	$130,727